Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets
Schedule of goodwill and intangible assets, including those acquired in connection with the acquisition

Goodwill and intangible assets, including those acquired in connection with the above acquisition, consisted of the following as of December 31, 2011, 2012 and June 30, 2013 (unaudited) (in thousands):

	December 31, 2011	Weighted Average Remaining Useful Life (in years)	December 31, 2012	Weighted Average Remaining Useful Life (in years)	June 30, 2013	Weighted Average Remaining Useful Life (in years)
Developed technology	$—	—	$1,300	4.8	$1,300	4.3
Domain names	—	—	700	6.3	700	5.8
Customer relationships	—	—	900	7.8	900	7.3
Non-compete agreements	—	—	130	1.3	130	0.8
Capitalized software development costs	877	1.7	877	0.8	1,105	1.3

	877		3,907		4,135
Less accumulated amortization	(633)		(1,173)		(1,490)

Intangible assets, net	244		2,734		2,645
Goodwill	—		9,537		9,537

Goodwill and intangible assets, net	$244		$12,271		$12,182

Schedule of total future expected amortization

    As of December 31, 2012, total future expected amortization is as follows for the following years ending December 31 (in thousands):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013	$229	$100	$106	$65	$101
2014	229	100	106	19	—
2015	229	100	106	—	—
2016	229	100	106	—	—
2017	179	100	106	—	—
2018 and beyond	—	129	295	—	—

	$1,095	$629	$825	$84	$101

          As of June 30, 2013, total future expected amortization is as follows for the remainder of 2013 and the subsequent years ending December 31 (in thousands, unaudited):

	Developed Technology	Domain Names	Customer Relationships	Non-compete Agreements	Capitalized Software Development Costs
2013 (6 months)	$114	$50	$53	$32	$99
2014	229	100	106	19	152
2015	229	100	106	—	10
2016	229	100	106	—	—
2017	181	100	106	—	—
2018 and beyond	—	129	295	—	—

	$982	$579	$772	$51	$261